Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income tax expense
The components of income tax expense are as follows for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Current federal income tax expense	$—	$—	$—
Current state income tax expense	—	—	—
Deferred federal income tax expense	12,887	9,761	1,385
Deferred state income tax expense	736	963	314
Total income tax expense	$13,623	$10,724	$1,699

Reconciliation of income taxes to the expected statutory federal corporate income tax rates
The following is a reconciliation of income tax expense recorded on the Company's consolidated statements of income to the expected statutory federal corporate income tax rates for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013		2012		2011
	$	%	$	%	$	%
Statutory federal income tax expense	$12,677	35.0%	$9,733	35.0%	$1,371	34.0%
State income tax expense, net of federal tax benefit	662	1.8%	961	3.5%	301	7.0%
Non-deductible expenses	230	0.6%	30	0.1%	27	0.7%
Other	54	0.2%	—	—%	—	—%
Total income tax expense	$13,623	37.6%	$10,724	38.6%	$1,699	41.7%

Tax effects of significant temporary differences which gave rise to the Company's deferred tax assets and liabilities
The tax effects of significant temporary differences which gave rise to the Company's deferred tax assets and liabilities are as follows as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Deferred tax assets relating to:
Net operating loss carryforwards	$36,369	$5,839
Goodwill	406	—
Reserve for mortgage repurchases and indemnifications	1,783	735
Stock-based compensation	987	5
Stock warrants issued	594	—
Deferred rent and leasehold improvements	572	288
Vacation accrual and contributions	231	72
Total deferred tax assets	$40,942	$6,939
Deferred tax liabilities relating to:
MSRs	$64,161	$15,830
Property and equipment	2,270	851
Loans held for sale and related derivatives	2,004	4,257
Other intangible assets	886	382
Total deferred tax liabilities	$69,321	$21,320
Net deferred tax liabilities	$28,379	$14,381